SUBSEQUENT EVENT NOTE (Narrative) (Details) - 12 months ended Dec. 31, 2017	USD ($) shares	CAD ($) shares
Subsequent Event Note 1 | shares	224,500	224,500
Subsequent Event Note 2	$ 36,997
Subsequent Event Note 3		$ 47,538
Subsequent Event Note 4	82,000	82,000